Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Loans, principally from banks, weighted average interest rate	1.81%	2.79%
Loans, principally from banks, maturity year	2020